Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2014
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2014
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2014
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2014
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2014
Columbia California Tax-Exempt Fund	3/1/2014
Columbia High Yield Municipal Fund	10/1/2014
Columbia New York Tax-Exempt Fund	3/1/2014
Columbia Tax-Exempt Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
	Class A

Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%

Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75	%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A Shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$584	$805	$1,440
Columbia AMT-Free Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$375	$556	$753	$1,320
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$580	$796	$1,419
Columbia AMT-Free New York Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$374	$574	$791	$1,414
Columbia AMT-Free Oregon Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$387	$572	$773	$1,352
Columbia California Tax-Exempt Fund Class A (whether or not shares are redeemed)	$378	$561	$760	$1,333
Columbia High Yield Municipal Fund Class A (whether or not shares are redeemed)	$388	$590	$808	$1,437
Columbia New York Tax-Exempt Fund Class A (whether or not shares are redeemed)	$377	$569	$776	$1,374
Columbia Tax-Exempt Fund Class A (whether or not shares are redeemed)	$376	$539	$715	$1,226

The rest of the section remains the same.

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The first paragraph under the caption “The Funds” in the “Choosing a Share Class” section is hereby revised to include the following information:

Columbia Funds with names that include the words “Tax-Exempt”, “Municipal” or “Muni” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is a Tax-Exempt Fund.

The information pertaining to the Funds for “Class A” shares under the “Front-End Sales Charges” and “Contingent Deferred Sales Charges (CDSCs)” columns of the “Share Class Features” table in the “Choosing a Share Class — Summary of Share Class Features” section is hereby revised as follows:

Share Class	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)
Class A	3.00% maximum, declining to 0.00% on investments of $500,000 or more(e)	CDSC of 0.75% on certain investments $500,000 or more redeemed within 12 months after purchase. The CDSC on shares purchased prior to February 19, 2015 differs.(e)

(e)	Investments in Class A shares made prior to February 19, 2015 of between $1 million and $50 million are subject to a CDSC of 1.00% if redeemed within 12 months after purchase and 0.50% if redeemed more than 12, but less than 18, months after purchase.

The information for “Class C” shares under the “Eligible Investors; Minimum Initial Investments; Investment Limits; and Conversion Features” column of the “Share Class Features” table in the “Choosing a Share Class — Summary of Share Class Features” section is hereby revised as follows:

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features
Class C

Eligibility: Available to the general public for investment

Minimum Initial Investment: $2,000 for most investors

Purchase Order Limit: $499,999(h); none for omnibus retirement plans

Conversion Features: None

In addition, footnote (h) to the table above is added as follows:

(h)	As described in this prospectus, Class A shares but not Class C shares are generally subject to a front-end sales charge, which reduces the dollar amount invested in a Fund. However, Class C shares are generally subject to higher fees than Class A shares, which will reduce any returns on Class C shares relative to Class A shares. You may be eligible to purchase Class A shares without a front-end sales charge if the value of your Columbia Fund shares held in eligible accounts reaches $1,000,000 (in the case of a purchase of Class A shares of a Taxable Fund) or $500,000 (in the case of a purchase of Class A shares of a Tax-Exempt Fund). If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your selling agent. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. A purchase order for Class C shares of a Taxable Fund or Tax-Exempt Fund is limited to $999,999 and $499,999, respectively. Your selling agent may impose additional limits on investments in Class C shares.

The rest of the section remains the same.

The information in the “Class A Shares — Front-End Sales Charge — Breakpoint Schedule” table in the “Choosing a Share Class — Sales Charges and Commissions” section is hereby revised as follows:

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Tax-Exempt Funds (Other than Columbia Short Term Municipal Bond Fund)	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

In addition, footnote (c) to the table above is revised as follows:

(c)	For information regarding cumulative commissions paid to your selling agent when you buy Class A shares of a Fund in amounts not subject to initial sales charges, see Class A Shares — Commissions below.

The rest of the section remains the same.

SUP000_00_014_(01/15)

The information under the caption “Class A Shares — CDSC” in the “Choosing a Share Class — Sales Charges and Commissions” section is hereby revised as follows:

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

¡	If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Term Municipal Bond Fund) on or after February 19, 2015 without an initial sales charge because your accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem them within 12 months after purchase.

¡	If you purchased Class A shares of any Tax-Exempt Fund prior to February 19, 2015 without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases prior to February 19, 2015 that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in this paragraph.

¡	Class A shares of other Funds are subject to a different CDSC.

The information under the caption “Class A Shares — Commissions” in the “Choosing a Share Class — Sales Charges and Commissions” section is hereby replaced with the following information:

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.

The Distributor may also pay your selling agent a cumulative commission when you buy Class A shares in amounts not subject to initial sales charges, according to the following schedule:

Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%

*	The commission level applies to the applicable asset level so, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $4 million and 0.50% on the remaining $1 million. The commission level on purchases of Class A shares of tax-exempt and municipal bond Funds differs from the commission level on Class A shares of other Funds.

**	The commission level on purchases of Class A shares of Columbia Short Term Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

Shareholders should retain this Supplement for future reference.

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